INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets by Major Class [Line Items]
Amortization of intangible assets	$ 3,549	$ 2,023	$ 1,668
Future amortization expense, 2012	3,687
Future amortization expense, 2013	2,917
Future amortization expense, 2014	2,195
Future amortization expense, 2015	1,135
Future amortization expense, Thereafter	$ 619